Commitments and contingencies - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies [Line Items]
Total office rental expenses	16,670	6,361	4,506